Other Intangible Assets, net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2013
Other intangible assets
Finite-Lived Intangible Assets And Liabilities [Line Items]
Business acquisition, acquired intangible assets				$ 480,086
Amortization expenses recorded in selling, general and administrative expenses	77,300	50,000	16,600
NetSpend Holdings Inc
Finite-Lived Intangible Assets And Liabilities [Line Items]
Business acquisition, acquired intangible assets		$ 401,600		$ 480,086